PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY FINANCIAL INFORMATION [Abstract]
PARENT COMPANY FINANCIAL INFORMATION
NOTE S—PARENT COMPANY FINANCIAL INFORMATION

Condensed Balance Sheets

	-December 31-
	2011	2010
	(in $1,000s)
Assets
Cash on deposit, principally with subsidiary banks	$1,411	$1,370
Money market funds on deposit, principally with subsidiary banks	3,234	6,535
Cash and cash equivalents	4,645	7,905
Investment securities	82	719
Loans, net	269	5,004
Investments in and advances to subsidiaries	111,583	162,639
Investment in and advances to Amera Mortgage Corporation	434	478
Investment in and advances to CDBL III	1,896	1,340
Equipment, software and furniture, net	1,717	1,998
Other assets	3,053	936

Total assets	$123,679	$181,019

Liabilities and Stockholders' Equity
Liabilities:
Accounts payable, accrued expenses and other liabilities	$38,290	$35,270
Debt obligations	12,731	8,431
Subordinated debentures	180,742	199,172
Total liabilities	231,763	242,873
Stockholders' equity deficit	(108,084)	(61,854)

Total liabilities and stockholders' equity	$123,679	$181,019

Condensed Statements of Operations

	-Year Ended December 31-
	2011	2010	2009
	(in $1,000s)
Income:
Intercompany fees	$11,120	$22,057	$35,243
Dividends from subsidiaries	11,000	5,000	964
Interest	2,561	996	1,596
Gain (loss) on sales of bank subsidiaries	(1,949)	12,749	1,187
Gain on debt extinguishment	16,861	1,255
Other	6,219	(704)	2,034
Total income	45,812	41,353	41,024
Expenses:
Interest	6,450	15,427	15,292
Salaries and employee benefits	8,087	14,771	24,032
Occupancy	1,254	2,264	2,297
Equipment rent and depreciation	407	3,205	6,236
Goodwill impairment		38,718
Other	6,373	9,236	8,995
Total expenses	22,571	83,621	56,852
Income (loss) before equity in undistributed net losses of consolidated subsidiaries and income taxes	23,241	(42,268)	(15,828)
Equity in net losses of consolidated subsidiaries	(69,464)	(189,553)	(176,669)
Loss before income taxes	(46,223)	(231,821)	(192,497)
Income taxes (credit)	(796)	(6,606)	2,672

Net loss	$(45,427)	$(225,215)	$(195,169)

Condensed Statements of Cash Flows

	-Year Ended December 31-
	2011	2010	2009
	(in $1,000s)
OPERATING ACTIVITIES
Net loss	$(45,427)	$(225,215)	$(195,169)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Equity in net losses of consolidated subsidiaries	69,464	189,553	176,669
Depreciation and amortization of intangibles	450	1,690	2,624
Goodwill impairment		38,718
Loss on sale of equipment and furniture	2	4	116
Loss (gain) on sales of bank subsidiaries	1,949	(12,749)	(1,187)
Gain on debt extinguishment	(16,861)	(1,255)
Realized loss on sale of investment securities		362
Decrease (increase) in amounts due from subsidiaries and other assets	(2,366)	9,367	(7,819)
Increase in accounts payable, accrued expenses and other liabilities	6,433	8,784	15,784
NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES	13,644	9,259	(8,982)

INVESTING ACTIVITIES
Net cash investments in subsidiaries	(48,262)	(79,084)	(25,073)
Proceeds from sale of investment securities	507	2,102
Purchases of investment securities		(100)	(772)
Net decrease in loans	4,735	4,927	8,760
Proceeds from sales of equipment and furniture	4	3,707	35
Purchases of equipment and furniture	(175)	(240)	(575)
Proceeds from sales of bank subsidiaries	26,543	58,796	9,506
NET CASH USED BY INVESTING ACTIVITIES	(16,648)	(9,892)	(8,119)

FINANCING ACTIVITIES
Net payments on debt obligations		(1,000)	(6,000)
Net proceeds from issuance of common stock		6,870
Tax benefit (effect) from share-based payments	(256)	(293)	(169)
Cash dividends paid			(864)
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	(256)	5,577	(7,033)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,260)	4,944	(24,134)
Cash and cash equivalents at beginning of year	7,905	2,961	27,095

CASH AND CASH EQUIVALENTS AT END OF YEAR	$4,645	$7,905	$2,961